INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
Schedule of inventories
	At December 31,
	2015	2016
Raw materials	$44,208,096	$21,112,892
Work-in-process	27,302,298	27,941,926
Finished goods	121,660,725	94,921,237
Total inventories	$193,171,119	$143,976,055